ACQUISITIONS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
West Texas LPG Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The final purchase price allocation and assessment of the fair value of the assets acquired as of the acquisition date were as follows:

(Thousands of dollars)
Cash	$13,839
Accounts receivable	9,132
Other current assets	3,369
Property, plant and equipment
Regulated	812,716
Nonregulated	157,643
Total property, plant and equipment	970,359
Total fair value of assets acquired	996,699

Accounts payable	(8,621)
Other liabilities	(10,867)
Total fair value of liabilities acquired	(19,488)

Less: Fair value of noncontrolling interest	(162,438)
Net assets acquired	814,773
Less: Cash received	(13,839)
Net cash paid for acquisition	$800,934